Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash and cash equivalents	$ 5,279	$ 7,185	$ 8,869
Short-term restricted cash	805	433	105
Accounts receivable	49,089	37,611	27,111
Other receivables	3,780	8,061	18,526
Receivables due from affiliate	1,688	8,883	1,053
Prepaid expenses and other current assets	1,899	3,986	4,774
Derivative financial instruments	15,002	83	62,631
Total current assets	77,542	66,242	123,069
PROPERTY AND EQUIPMENT
Oil and natural gas properties, successful efforts method, net	822,498	712,162	525,942
Other property and equipment, net	9,690	9,731	11,097
Total property and equipment, net	832,188	721,893	537,039
OTHER ASSETS
Investment in LLC - cost	9,000	9,000	9,000
Deferred financing costs, net	2,299	3,029	1,199
Notes receivable due from affiliate	10,393	9,987	9,213
Deposits and other long-term assets	16,707	2,977	1,370
Derivative financial instruments	8,873	723	41,635
Total other assets	47,272	25,716	62,417
TOTAL ASSETS	957,002	813,851	722,525
CURRENT LIABILITIES
Accounts payable and accrued liabilities	130,225	84,234	82,621
Advances from non-operators	3,165	4,058	1,381
Advances from related party		42,528
Asset retirement obligations	1,006	376	729
Derivative financial instruments		21,207
Total current liabilities	134,396	152,403	84,731
LONG-TERM LIABILITIES
Asset retirement obligations, net of current portion	60,663	61,128	60,491
Long-term debt, net	685,526	529,905	717,775
Notes payable to founder	27,556	26,957	25,748
Derivative financial instruments		4,482
Other long-term liabilities	7,154	6,870	10,829
Total long-term liabilities	780,899	629,342	814,843
TOTAL LIABILITIES	915,295	781,745	899,574
Commitments and Contingencies
PARTNERS' CAPITAL (DEFICIT)	41,707	32,106	(177,049)
TOTAL LIABILITIES AND PARTNERS' CAPITAL	$ 957,002	$ 813,851	$ 722,525